INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials		$ 32	$ 0
Finished goods		42	0
Inventories	$ 66	$ 74	$ 0